Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

6. Notes Payable

Convertible Notes Payable to Related Parties

Al Rajhi converted the note payable with a principal balance of $2,523,201 into 4,426,670 shares of common stock on February 9, 2012.

The Company received proceeds of $1,500,000 in connection with issuing a convertible note to Toucan Partners on February 9, 2012. Warrants to purchase 4,687,500 shares of common stock at an exercise price of $0.57 for five years were issued in connection with the note. The note is unsecured, but will become secured if the Company enters into any secured financing or if there is an event of default, as defined. The note is payable on demand with 14 days written notice and carried an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note is 95% of the average five day closing price of the Company's common stock for ten days prior to conversion. The relative fair value of the warrants and beneficial conversion feature (based on the effective conversion price of the note payable) amounted to $761,240 and $792,055, respectively. The debt discount associated with the warrants and beneficial conversion feature was immediately written off to interest expense.

The Company received proceeds of $1,255,000 in connection with issuing unsecured convertible notes to Toucan Partners on dates between January 3, 2012 and March 6, 2012. Warrants to purchase 4,470,938 shares of common stock at an exercise price of $0.57 and terms between three and five years were issued in connection with the notes. The notes are payable on demand with between 7 and 14 days written notice and carried an original issue discount of 10% and a one-time interest charge of 10%. The conversion prices of the notes are 95% of the average five day closing price of the Company's common stock for twenty days prior to conversion. The relative fair value of the warrants and beneficial conversion feature (based on the effective conversion price of the notes payable) amounted to $616,315 and $673,632, respectively. The debt discount associated with the warrants and beneficial conversion feature was immediately written off to interest expense.

The Company received proceeds of $200,000 in connection with issuing an unsecured convertible note to an officer of the Company on January 3, 2012. Warrants to purchase 712,500 shares of common stock at an exercise price of $0.57 for three years were issued in connection with the note. The note is payable on demand with 7 days written notice and carried an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note is 95% of the average five day closing price of the Company's common stock for 20 days prior to conversion. The relative fair value of the warrants and beneficial conversion feature (based on the effective conversion price of the note payable) amounted to $94,653 and $101,650, respectively. The debt discount associated with the warrants and beneficial conversion feature was immediately written off to interest expense.

Convertible Notes Payable

The Company received proceeds of $500,000 in connection with issuing a 9% unsecured convertible note on January 24, 2012. The note is payable on January 24, 2013 and carried an original issue discount of $220,000. The conversion price of the note ranges from between 80% and 85% of the average five day closing price of the Company's common stock for 10 days prior to conversion. The debt discount related to the beneficial conversion feature amounted to $173,859 and will be amortized over the term of the note.

The holders of notes payable with an aggregate principal balance of $1,175,195 converted notes payable into 5,014,773 shares of common stock during the three months ended March 31, 2012.

Notes payable consist of the following at December 31, 2011 and March 31, 2012 (in thousands):

	2011	2012
Notes payable - current
12% unsecured originally due July 2011	$935	$935
6% unsecured due May 16, 2012 (net of discount of $236 in 2011 and $79 in 2012)	1,764	1,921
12% unsecured originally due March 2011	450	450
	$3,149	$3,306

Notes payable related parties - current
12% unsecured due June 2012 (net of discount of $21 in 2011 and $10 in 2012)	$2,056	$2,067

Convertible notes payable, net - current
6% unsecured originally due March 2011	$110	$110
6% unsecured due between March 2011 and February 2012 (net of discount of $34 in 2011 and $0 in 2012)	2,566	2,409
6% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2011 and $55 in 2012)	100	50
11% unsecured due December 2011 (net of discount of $38 in 2011 and $38 in 2012)	50	50
10% unsecured convertible note due November 2012 (net of discount of $1,833 in 2011 and $1,333 in 2012)	1,167	1,667
6% unsecured due June 2012 (net of discount of $182 in 2011 and $310 in 2012)	839	984
	$4,832	$5,270

Convertible Notes payable related party, net - current
12% unsecured due June 2012 (net of discount of $93 in 2011)	$2,430	$-
6% due July 2011 and November 2011 and on demand (net of discount of $92 in 2011 and $69 in 2012)	1,158	4,672
	$3,588	$4,672

Long term notes payable
6% unsecured note due October 2012	200	200
	$200	$200

Long term convertible notes, net
4% unsecured due November 15, 2013 (net of discount of $42 in 2011 and $36 in 2012)	$402	$408
4% unsecured due June 30, 2013 (net of discount of $9 in 2011)	67	-
11% unsecured convertible note due December 2013 (net of discount of $321 in 2011 and $98 in 2012)	964	488
	$1,433	$896

Total notes payable, net	$15,258	$16,411

(9)  Notes Payable

The Company regularly issues notes and the proceeds from the notes are used to finance operations. The notes may contain conversion features and may be issued along with warrants to purchase common stock. For convertible notes, the Company allocates the proceeds received between convertible notes payable and warrants on a relative fair value basis, if applicable. The resulting discount for warrants is amortized using the effective interest method over the life of the debt instrument. After allocating a portion of the proceeds to the warrants, the effective conversion price of the convertible note payable can be determined. If the effective conversion price is lower than the market price of the Company's common stock on the date of issuance, a beneficial conversion feature is recorded as an additional discount to the convertible notes payable. The beneficial conversion feature discount is also amortized using the effective interest method over the life of the debt instrument. The amortization is recorded as interest expense on the consolidated statement of operations. The Company is currently negotiating the repayment terms of notes payable outstanding as of December 31, 2011, which have due dates prior to December 31, 2011.

Significant transactions consisted of the following during 2010 and 2011:

2011 Notes Payable Transactions

On November 10, 2011, the Company received proceeds of $2,000,000 from issuing a 6% unsecured note payable due in May 2012. Five year warrants to purchase 1,052,632 shares of common stock at an exercise price of $0.57 were issued in connection with the note.

During 2011, the Company received proceeds of $130,000 from issuing a note which became due on August 2, 2011. The Company is currently seeking to negotiate extended payment terms with the note holder.

2010 Notes Payable Transactions

A 12% unsecured note payable to SDS Capital with principal of $1,000,000, originating during 2008, and originally due in April 2009, was converted into 5,300,000 shares of common stock during 2010. The due date of the original note was extended several times prior to being converted. The value of the common stock issued to SDS Capital in excess of the carrying amount of the note principal and accrued interest payable that was converted amounted to $4,673,000 and was charged to conversion inducement expense in the consolidated statements of operations during 2010.

On December 31, 2010, SDS Capital sold a second 12% unsecured note with principal of $1,000,000 to other new investors. In connection with SDS Capital's sale of the note, the Company issued convertible notes payable to the new investors in exchange for the original note.

On December 31, 2010, the Company received $790,000 from SDS Capital upon issuing two 12% unsecured notes which became due in July 2011. The Company is currently seeking to negotiate extended payment terms with SDS. Five year warrants to purchase 118,165 shares of common stock at an exercise price of $0.75 were issued in connection with the note.

2011 Notes Payable to Related Parties Transactions

On November 28, 2011, a 12% unsecured note payable to Al Rajhi with principal of $4,000,000, originating during 2008, and originally due in November 2008, was restated. Under the restated terms, Al Rajhi agreed to convert a portion of principal and accrued interest amounting to $2,523,201 into a convertible note with conversion price of $0.57. The due date of the convertible note payable is currently being negotiated. In addition, the remaining unpaid principal and accrued interest amounting to $2,076,846 is repayable in installments of $450,000, with the final installment due in 2012. The Company paid the first installment of $450,000 at the time the note was restated. In connection with the restated note payable agreement the Company issued 442,667 three year warrants to purchase common stock at an exercise price of $0.57 per share.

2011 Convertible Notes Payable to Related Party Transactions

The Company received proceeds of $500,000 in connection with issuing an unsecured convertible note to Toucan Partners on March 31, 2011. The note was due on December 14, 2013 and carried an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note was 80% of the average five day closing price of the Company's common stock for twenty five days prior to conversion. The balance of the note payable amounting to $550,000 was converted into 2,016,667 shares of common stock on October 28, 2011.

The Company received proceeds of $100,000 in connection with issuing an unsecured convertible note to Toucan Partners on December 29, 2011. The note is due on demand and carries an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note is 95% of the average five day closing price of the Company's common stock for twenty days prior to conversion. Three year warrants to purchase 250,000 shares of common stock at an exercise price of $0.40 were issued in connection with the note.

Principal amounting to $150,000 representing a portion of a 6% unsecured convertible note payable to Toucan Partners, originating during 2009, and originally due in July 2011, was converted into 750,000 shares of common stock on October 1, 2011.

As noted above, a portion of the note payable to Al Rajhi was restated into a convertible note payable with principal of $2,523,201 on November 28, 2011.

2010 Convertible Notes Payable to Related Party Transactions

The Company received proceeds of $1,750,000 in connection with issuing a 6% unsecured convertible note to Regen Med on July 14, 2010. The note was due on September 14, 2010, and was convertible at $0.75. Five year warrants to purchase 2,333,333 shares of common stock at an exercise price of $0.75 were issued to Regen Med in connection with the note. On the maturity date, September 14, 2010, the term of the note was extended to October 1, 2010. On September 28, 2010, two entities repaid $350,000 of the principal directly to Regen Med, and the two entities assumed the rights under the note payable agreement. On October 1, 2010, Toucan Partners repaid $900,000 of the principal directly to Regen Med, and assumed the rights under the note payable. Also on October 1, 2010, an individual repaid $500,000 of the principal directly to Regen Med, and assumed the rights under the note payable. In connection with the repayment to Regen Med by the individual and entities described above, the Company issued replacement 6% unsecured convertible notes with aggregate principal of $1,750,000 with a term of 60 days on September 28 and October 1, 2010. The notes were convertible at $0.75. Five year warrants to purchase 2,129,004 shares of common stock were issued in connection with the notes. The exercise price of the warrants included down-round protection. The Company repaid $551,000 of the notes issued on September 28 and October 1, 2010 to unrelated parties and repaid $900,000 of the note issued on October 1, 2010 to Toucan Partners during 2010 (during 2011, the Company repaid the remaining principal of $299,000 under the replacement notes).

2011 Convertible Notes Payable Transactions

During 2011, the Company repaid $299,000 remaining on the Regen Med replacement 6% unsecured convertible notes issued on September 28 and October 1, 2010.

During 2011, the Company repaid $100,000 the principal outstanding under the 10% unsecured convertible note issued on December 27, 2010.

During 2011, the Company received proceeds of $1,550,000 in connection with a $3,050,000 financing agreement originating on December 14, 2010 (the total amount of the financing agreement was subsequently reduced to $2,550,000). The advances under the agreement include a one-time 11% interest charge and are repayable on December 16, 2013. The conversion price of the advances is 80% of the average five day closing price of the Company's common stock for twenty five days prior to conversion (the market price discount was subsequently reduced to 70%). During 2011, $813,216 of the advances under the agreement was converted into 2,800,000 shares of common stock.

On January 19, 2011, the Company entered into an agreement to borrow up to $2,220,000 under two convertible notes. The first note for $1,120,000 carries an original issue discount of 10% and annual interest of 9% and is due on June 30, 2012. The second note for $1,100,000 carries an original issue discount of 10% and annual interest of 6% and is due on December 31, 2013. Both notes were initially convertible into shares of the Company's common stock, at 80% of the average price of the Company's common stock for the five lowest trading days during the 10 days immediately preceding conversion. The conversion prices of the notes have down-round protection upon the occurrence of specified events. The proceeds of Note 1 of $1 million were received at closing on January 21, 2011, and $1,159,000 of the principal and interest was subsequently converted into 3,971,199 shares of common stock. The proceeds of Note 2 initially were to be received in four monthly tranches starting on July 19, 2011. On May 4, 2011, the Company received funding of $600,000 under Note 2 and agreed to modify the terms of the agreement to accelerate advances under Note 2, and lower the market price discount from 80% to 70% for both Note 1 and Note 2. On December 16, 2011, the Company received the remaining $400,000 advance under Note 2.

The Company received proceeds of $3,000,000 in connection with a convertible note financing agreement with Whitebox Advisors originating on May 31, 2011. The note is due on November 30, 2012 and bears interest at 10%. The note is convertible at maturity, at the election of Whitebox, at price of $0.57 into shares of unregistered, restricted common stock at that time. So long as more than 50% of the original principal amount is outstanding, the conversion price is subject to anti-dilution adjustment based on subsequent offerings (but not less than $0.35). The Company may prepay the note in whole or in part at any time or times after August 31, 2011, provided that the full amount of interest that would have been due up to the due date is paid. Whitebox may elect to receive such prepayment in cash and/or in shares of common stock. The Company issued five year warrants to purchase 5,264,059 shares of common stock with an exercise price of $0.57 per share in connection with the note.

The Company received proceeds of $400,000 in connection with issuing a 4% unsecured convertible note on November 16, 2011. The note is due on November 16, 2013 and carried an original issue discount of 10%. The conversion price of the note is 90% of the closing price of the Company's common stock at the time of conversion.

The Company received proceeds of $290,000 in connection with issuing unsecured convertible notes during 2011 due in 2011 and 2012. The conversion prices for some of the notes are $0.50 and $0.75. Other notes have a conversion price based on the closing price of the Company's common stock, as defined.

As described below, on May 26, 2011, the Company negotiated the conversion of $295,000 note principal and accrued interest into 559,480 shares of common stock related to 10% unsecured convertible notes payable originating on November 29, 2010, resulting in a charge to operations amounting to $125,000 during 2011.

2010 Convertible Notes Payable Transactions

The Company received proceeds of $9l7,000 in connection with issuing 6% unsecured convertible notes to various investors during January, February, and March 2010. The notes are due on dates between January 2012 and March 2012 and the conversion price is $0.50. During 2010, a note with principal of $42,000 was converted into 58,971 shares of common stock. The Company is currently seeking to negotiate extended payment terms with the remaining investors.

The Company received proceeds of $100,000 in connection with issuing a 10% unsecured convertible note on December 27, 2010.

The Company received proceeds of $295,000 in connection with issuing 10% unsecured convertible notes to various investors on November 29, 2010. The notes were due on May 29, 2011 and the conversion price is to be determined based on the closing price of future equity offerings, as defined. Three year warrants to purchase 36,875 shares of common stock at an exercise price of $0.80 were issued in connection with the notes. On May 26, 2011, the Company negotiated the conversion of all note principal and accrued interest into 559,480 shares of common stock, resulting in a charge to operations amounting to $125,000 during 2011.

The Company received proceeds of $350,000 in connection with a $3,050,000 financing agreement originating December 14, 2010 (the total amount of the financing agreement was subsequently reduced to $2,550,000). The advances under the agreement include a one-time 11% interest charge and are repayable on December 16, 2013. The conversion price of the advances is 80% of the average five day closing price of the Company's common stock for twenty five days prior to conversion (the market price discount was subsequently reduced to70%).

As described above, the Company issued 6% unsecured convertible notes with aggregate principal of $1,750,000 with a term of 60 days on September 28 and October 1, 2010. The Company repaid $551,000 of the notes issued on September 28 and October 1, 2010 to unrelated parties and repaid $900,000 of the note issued on October 1, 2010 to Toucan Partners during 2010.

As described above, on December 31, 2010, SDS Capital sold a 12% unsecured note with principal of $1,000,000 to other new investors. In connection with SDS Capital's sale of the note, the Company issued three convertible notes payable to the new investors in exchange for the original note. The conversion price of the notes varies based on the closing price of the Company's common stock prior to conversion and matured during 2011. During 2010, principal of $162,000 outstanding under one of the notes was converted into 353,000 shares of common stock. The Company is currently seeking to negotiate extended payment terms with the investors.

Notes payable consists of the following at December 31,

	2010	2011
Notes payable - current
12% unsecured due July 2011 (net of discount of $38 in 2010 and $0 in 2011)	$714	$935
6% unsecured due May 16, 2012 (net of discount of $0 in 2010 and $236 in 2011)	-	1,764
12% unsecured originally due March 2011	650	450
	$1,364	$3,149

Notes payable related parties - current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $21 in 2011)	$4,000	$2,056

Convertible notes payable, net - current
0% unsecured due June 2011 (net of discount $357 in 2010 and $0 in 2011)	$360	$-
6% unsecured due November 2010	300	-
6% unsecured originally due March 2011	110	110
6% unsecured due between March 2011 and February 2012 (net of discount of $424 in 2010 and $34 in 2011)	1,526	2,566
10% unsecured due between April 2011 and February 2012 (net of discount of $0 in 2010 and $55 in 2011)	-	100
10% unsecured due between March and May 2011 (net of discount of $57 in 2010 and $25 in 2011)	338	-
11% unsecured due December 2011 (net of discount of $143 in 2010 and $38 in 2011)	102	50
	-
10% unsecured convertible note due November 2012 (net of discount of $0 in 2010 and $1,833 in 2011)	-	1,167
6% unsecured due June 2012 (net of discount of $0 in 2010 and $261 in 2011)	-	839
	$2,736	$4,832

Convertible Notes payable related party, net - current
12% unsecured due June 2012 (net of discount of $0 in 2010 and $93 in 2011)	$-	$2,430
6% due July 2011 and November 2011 and on demand (net of discount of $351 in 2010 and $92 in 2011)	-	1,158
	$-	$3,588

Long term notes payable
20% unsecured convertible note due December 2013	$350	$-
6% unsecured note due October 2012	-	200
	$350	$200

Long term convertible notes, net
6% unsecured due March 2012 (net of discount of $321 in 2010 and $0 in 2011)	$555	$-
4% unsecured due November 15, 2013 (net of discount of $0 in 2010 and $42 in 2011)	-	402
4% unsecured due June 30, 2013 (net of discount of $0 in 2010 and $9 in 2011)	-	67
11% unsecured convertible note due December 2013 (net of discount of $0 in 2010 and $321 in 2011)	-	964
	$555	$1,433
Long term convertible notes related party, net
20% unsecured convertible note due December 2013 (net of discount of $0 in 2011)	$949	$-

Total notes payable, net	$9,954	$15,258